Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Mar 31, 2011
Registrant Name	dei_EntityRegistrantName	NORTHERN FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000916620
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct 26, 2011
Document Effective Date	dei_DocumentEffectiveDate	Oct 26, 2011
Prospectus Date	rr_ProspectusDate	Jul 31, 2011

PROSPECTUS SUPPLEMENT

NORTHERN FUNDS

EQUITY INDEX FUNDS

SUPPLEMENT DATED AUGUST 29, 2011 (AS REVISED AND RESTATED OCTOBER 26, 2011)

TO PROSPECTUS DATED JULY 31, 2011

Northern Trust Investments, Inc. is scheduled to increase the expense reimbursements it provides to certain Northern Funds effective as of January 1, 2012. This increase in expense reimbursements will have the effect of reducing the Total Annual Fund Operating Expenses paid by investors. The following chart illustrates the increase in expense reimbursements:

Fund	Total Annual Fund Operating Expenses After Expense Reimbursement (if any)	Operating Expense Reduction	Total Annual Fund Operating Expenses After Expense Reimbursement Effective 1/1/2012
Emerging Markets Equity Index	0.72%	-0.42%	0.30%
Global Real Estate Index	0.65%	-0.15%	0.50%
Global Sustainability Index	0.65%	-0.35%	0.30%
International Equity Index	0.45%	-0.20%	0.25%
Mid Cap Index	0.30%	-0.15%	0.15%
Small Cap Index	0.35%	-0.20%	0.15%
Stock Index	0.25%	-0.15%	0.10%

These new contractual expense reimbursement arrangements are expected to continue from implementation until at least December 31, 2012.

Please retain this Supplement with your Prospectus for future reference.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NORTHERN FUNDS
Prospectus Date	rr_ProspectusDate	Jul 31, 2011
Supplement [Text Block]	cik0000916620_SupplementTextBlock

PROSPECTUS SUPPLEMENT

NORTHERN FUNDS

EQUITY INDEX FUNDS

SUPPLEMENT DATED AUGUST 29, 2011 (AS REVISED AND RESTATED OCTOBER 26, 2011)

TO PROSPECTUS DATED JULY 31, 2011

Northern Trust Investments, Inc. is scheduled to increase the expense reimbursements it provides to certain Northern Funds effective as of January 1, 2012. This increase in expense reimbursements will have the effect of reducing the Total Annual Fund Operating Expenses paid by investors. The following chart illustrates the increase in expense reimbursements:

Fund	Total Annual Fund Operating Expenses After Expense Reimbursement (if any)	Operating Expense Reduction	Total Annual Fund Operating Expenses After Expense Reimbursement Effective 1/1/2012
Emerging Markets Equity Index	0.72%	-0.42%	0.30%
Global Real Estate Index	0.65%	-0.15%	0.50%
Global Sustainability Index	0.65%	-0.35%	0.30%
International Equity Index	0.45%	-0.20%	0.25%
Mid Cap Index	0.30%	-0.15%	0.15%
Small Cap Index	0.35%	-0.20%	0.15%
Stock Index	0.25%	-0.15%	0.10%

These new contractual expense reimbursement arrangements are expected to continue from implementation until at least December 31, 2012.

Please retain this Supplement with your Prospectus for future reference.

NORTHERN EMERGING MARKETS EQUITY INDEX FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000916620_SupplementTextBlock

PROSPECTUS SUPPLEMENT

NORTHERN FUNDS

EQUITY INDEX FUNDS

SUPPLEMENT DATED AUGUST 29, 2011 (AS REVISED AND RESTATED OCTOBER 26, 2011)

TO PROSPECTUS DATED JULY 31, 2011

Northern Trust Investments, Inc. is scheduled to increase the expense reimbursements it provides to certain Northern Funds effective as of January 1, 2012. This increase in expense reimbursements will have the effect of reducing the Total Annual Fund Operating Expenses paid by investors. The following chart illustrates the increase in expense reimbursements:

Fund	Total Annual Fund Operating Expenses After Expense Reimbursement (if any)	Operating Expense Reduction	Total Annual Fund Operating Expenses After Expense Reimbursement Effective 1/1/2012
Emerging Markets Equity Index	0.72%	-0.42%	0.30%

These new contractual expense reimbursement arrangements are expected to continue from implementation until at least December 31, 2012.

Please retain this Supplement with your Prospectus for future reference.

NORTHERN GLOBAL REAL ESTATE INDEX FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000916620_SupplementTextBlock

PROSPECTUS SUPPLEMENT

NORTHERN FUNDS

EQUITY INDEX FUNDS

SUPPLEMENT DATED AUGUST 29, 2011 (AS REVISED AND RESTATED OCTOBER 26, 2011)

TO PROSPECTUS DATED JULY 31, 2011

Northern Trust Investments, Inc. is scheduled to increase the expense reimbursements it provides to certain Northern Funds effective as of January 1, 2012. This increase in expense reimbursements will have the effect of reducing the Total Annual Fund Operating Expenses paid by investors. The following chart illustrates the increase in expense reimbursements:

Fund	Total Annual Fund Operating Expenses After Expense Reimbursement (if any)	Operating Expense Reduction	Total Annual Fund Operating Expenses After Expense Reimbursement Effective 1/1/2012
Global Real Estate Index	0.65%	-0.15%	0.50%

These new contractual expense reimbursement arrangements are expected to continue from implementation until at least December 31, 2012.

Please retain this Supplement with your Prospectus for future reference.

NORTHERN GLOBAL SUSTAINABILITY INDEX FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000916620_SupplementTextBlock

PROSPECTUS SUPPLEMENT

NORTHERN FUNDS

EQUITY INDEX FUNDS

SUPPLEMENT DATED AUGUST 29, 2011 (AS REVISED AND RESTATED OCTOBER 26, 2011)

TO PROSPECTUS DATED JULY 31, 2011

Northern Trust Investments, Inc. is scheduled to increase the expense reimbursements it provides to certain Northern Funds effective as of January 1, 2012. This increase in expense reimbursements will have the effect of reducing the Total Annual Fund Operating Expenses paid by investors. The following chart illustrates the increase in expense reimbursements:

Fund	Total Annual Fund Operating Expenses After Expense Reimbursement (if any)	Operating Expense Reduction	Total Annual Fund Operating Expenses After Expense Reimbursement Effective 1/1/2012
Global Sustainability Index	0.65%	-0.35%	0.30%

These new contractual expense reimbursement arrangements are expected to continue from implementation until at least December 31, 2012.

Please retain this Supplement with your Prospectus for future reference.

NORTHERN INTERNATIONAL EQUITY INDEX FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000916620_SupplementTextBlock

PROSPECTUS SUPPLEMENT

NORTHERN FUNDS

EQUITY INDEX FUNDS

SUPPLEMENT DATED AUGUST 29, 2011 (AS REVISED AND RESTATED OCTOBER 26, 2011)

TO PROSPECTUS DATED JULY 31, 2011

Northern Trust Investments, Inc. is scheduled to increase the expense reimbursements it provides to certain Northern Funds effective as of January 1, 2012. This increase in expense reimbursements will have the effect of reducing the Total Annual Fund Operating Expenses paid by investors. The following chart illustrates the increase in expense reimbursements:

Fund	Total Annual Fund Operating Expenses After Expense Reimbursement (if any)	Operating Expense Reduction	Total Annual Fund Operating Expenses After Expense Reimbursement Effective 1/1/2012
International Equity Index	0.45%	-0.20%	0.25%

These new contractual expense reimbursement arrangements are expected to continue from implementation until at least December 31, 2012.

Please retain this Supplement with your Prospectus for future reference.

NORTHERN MID CAP INDEX FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000916620_SupplementTextBlock

PROSPECTUS SUPPLEMENT

NORTHERN FUNDS

EQUITY INDEX FUNDS

SUPPLEMENT DATED AUGUST 29, 2011 (AS REVISED AND RESTATED OCTOBER 26, 2011)

TO PROSPECTUS DATED JULY 31, 2011

Northern Trust Investments, Inc. is scheduled to increase the expense reimbursements it provides to certain Northern Funds effective as of January 1, 2012. This increase in expense reimbursements will have the effect of reducing the Total Annual Fund Operating Expenses paid by investors. The following chart illustrates the increase in expense reimbursements:

Fund	Total Annual Fund Operating Expenses After Expense Reimbursement (if any)	Operating Expense Reduction	Total Annual Fund Operating Expenses After Expense Reimbursement Effective 1/1/2012
Mid Cap Index	0.30%	-0.15%	0.15%

These new contractual expense reimbursement arrangements are expected to continue from implementation until at least December 31, 2012.

Please retain this Supplement with your Prospectus for future reference.

NORTHERN SMALL CAP INDEX FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000916620_SupplementTextBlock

PROSPECTUS SUPPLEMENT

NORTHERN FUNDS

EQUITY INDEX FUNDS

SUPPLEMENT DATED AUGUST 29, 2011 (AS REVISED AND RESTATED OCTOBER 26, 2011)

TO PROSPECTUS DATED JULY 31, 2011

Northern Trust Investments, Inc. is scheduled to increase the expense reimbursements it provides to certain Northern Funds effective as of January 1, 2012. This increase in expense reimbursements will have the effect of reducing the Total Annual Fund Operating Expenses paid by investors. The following chart illustrates the increase in expense reimbursements:

Fund	Total Annual Fund Operating Expenses After Expense Reimbursement (if any)	Operating Expense Reduction	Total Annual Fund Operating Expenses After Expense Reimbursement Effective 1/1/2012
Small Cap Index	0.35%	-0.20%	0.15%

These new contractual expense reimbursement arrangements are expected to continue from implementation until at least December 31, 2012.

Please retain this Supplement with your Prospectus for future reference.

NORTHERN STOCK INDEX FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000916620_SupplementTextBlock

PROSPECTUS SUPPLEMENT

NORTHERN FUNDS

EQUITY INDEX FUNDS

SUPPLEMENT DATED AUGUST 29, 2011 (AS REVISED AND RESTATED OCTOBER 26, 2011)

TO PROSPECTUS DATED JULY 31, 2011

Northern Trust Investments, Inc. is scheduled to increase the expense reimbursements it provides to certain Northern Funds effective as of January 1, 2012. This increase in expense reimbursements will have the effect of reducing the Total Annual Fund Operating Expenses paid by investors. The following chart illustrates the increase in expense reimbursements:

Fund	Total Annual Fund Operating Expenses After Expense Reimbursement (if any)	Operating Expense Reduction	Total Annual Fund Operating Expenses After Expense Reimbursement Effective 1/1/2012
Stock Index	0.25%	-0.15%	0.10%

These new contractual expense reimbursement arrangements are expected to continue from implementation until at least December 31, 2012.

Please retain this Supplement with your Prospectus for future reference.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jul 31, 2011